Share option plans (Details 1) - Employee Stock Option [Member] - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Number of Options Outstanding, January 1, 2017 (in shares)		530,356
Number of Stock Options, Exercised		(63,906)
Number of Stock Options, Forfeited/Expired		(193,005)
Number of Options Outstanding, December 31, 2017 (in shares)		273,445	530,356
Number of Stock Options, Exercisable, December 31, 2017		256,099
Number of Options Vested and expected to vest, December 31, 2017 (in shares)		273,445
Weighted average exercise price, Outstanding, January 1, 2017 (in dollars per share)		$ 17.05
Weighted-Average Exercise Price, Exercised	[1]
Weighted-Average Exercise Price, Forfeited/Expired		29.30
Weighted Average Exercise Price Outstanding, December 31, 2017 (in dollars per share)		12.40	$ 17.05
Weighted-Average Exercise Price, Exercisable, December 31, 2017		17.67
Weighted-Average Exercise Price, Vested and expected to vest, December 31, 2017		$ 12.40
Weighted-Average Remaining Contractual Term (Years)		7 years 7 months 17 days	7 years 7 months 17 days
Weighted-Average Remaining Contractual Term (Years) Exercisable, December 31,2017		6 years 25 days
Weighted-Average Remaining Contractual Term (Years) Vested and expected to vest, December 31, 2017		7 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding		$ 38,079	$ 419,840
Aggregate Intrinsic Value Exercisable, December 31, 2017		38,079
Aggregate Intrinsic Value Exercisable Vested and expected to vest, December 31, 2017		$ 38,079

[1]	Represents an amount lower than $1.